Segment and Geographic Information and Significant Customers - Classification of Revenue by Major Geographic Areas (Detail) - USD ($) $ in Thousands		3 Months Ended								12 Months Ended
		Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2015		Sep. 30, 2014		Sep. 30, 2013
Revenues from External Customers and Long-Lived Assets [Line Items]
Segment Revenues	[1]									$ 1,979,069		$ 1,987,085		$ 1,957,630
Total revenues		$ 504,119	$ 477,939	$ 475,059	$ 474,019	$ 502,314	$ 475,504	$ 475,653	$ 469,980	1,931,136	[1]	1,923,451	[1]	1,855,279	[1]
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Segment Revenues										1,407,266		1,408,227		1,339,733
International [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Segment Revenues										$ 523,870		$ 515,224		$ 515,546

[1]	Segment revenues differ from reported revenues due to certain revenue adjustments related to acquisitions that would otherwise have been recognized but for the purchase accounting treatment of the business combinations. Segment revenues also include revenue that the business would have otherwise recognized had we not acquired intellectual property and other assets from the same customer. These revenues are included to allow for more complete comparisons to the financial results of historical operations and in evaluating management performance.